Deposits from customers	12 Months Ended
Dec. 31, 2017
Deposits from customers (Tables) [Abstract]
Deposits from customers

32.  Deposits from customers

Financial liabilities called “Deposits from customers” are initially measured at fair value and subsequently at amortized cost, using the effective interest rate method.

Composition by nature

	R$ thousand
	On December 31
	2017	2016
Demand deposits	33,058,324	32,521,234
Savings deposits	103,332,697	97,088,828
Time deposits	125,617,424	103,137,867
Total	262,008,445	232,747,929